CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign currency translation adjustment - the Company [Member]	Retained earnings (accumulated deficit) [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2017	$ 6,716	$ 93,975	$ (87)	$ 5,859	$ (23,514)		$ 82,949
Balance, shares at Dec. 31, 2017	23,032,448
Cumulative effect adjustment resulting from adoption of new accounting standard					114		114
Issuance of shares upon exercise of employee stock options	$ 5	72					77
Issuance of shares upon exercise of employee stock options, shares	17,191
Stock-based compensation		158					158
Foreign currency translation adjustments- the Company				(3,064)			(3,064)
Comprehensive income (loss):
Net income (loss)					2,949		2,949
Adjustment to the redemption value of redeemable non-controlling interests					(227)		(227)
Foreign currency translation adjustments			(1,740)				(1,740)
Balance at Dec. 31, 2018	$ 6,721	94,205	(1,827)	2,795	(20,678)		81,216
Balance, shares at Dec. 31, 2018	23,049,639
Issuance of shares upon exercise of employee stock options	$ 29	474					503
Issuance of shares upon exercise of employee stock options, shares	104,346
Stock-based compensation		392					392
Purchase of warrants previously granted by the Company		(375)					(375)
Foreign currency translation adjustments- the Company				3,129			3,129
Issue of shares to non-controlling interests						50	50
Comprehensive income (loss):
Net income (loss)					2,293	(26)	2,267
Adjustment to the redemption value of redeemable non-controlling interests					(576)		(576)
Foreign currency translation adjustments			1,200				1,200
Balance at Dec. 31, 2019	$ 6,750	94,696	(627)	5,924	(18,961)	24	$ 87,806
Balance, shares at Dec. 31, 2019	23,153,985						23,153,985
Issuance of shares upon exercise of employee stock options	$ 3	38					$ 41
Issuance of shares upon exercise of employee stock options, shares	10,000
Stock-based compensation		231					231
Cash distribution paid to Company's shareholders		(25,000)					(25,000)
Foreign currency translation adjustments- the Company				3,180			3,180
Comprehensive income (loss):
Net income (loss)					360	(23)	337
Adjustment to the redemption value of redeemable non-controlling interests					(158)		(158)
Foreign currency translation adjustments			661				661
Balance at Dec. 31, 2020	$ 6,753	$ 69,965	$ 34	$ 9,104	$ (18,759)	$ 1	$ 67,098
Balance, shares at Dec. 31, 2020	23,163,985						23,163,985